Intangible assets, net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Intangible assets, net
Intangible assets, net

Note 5 — Intangible assets, net

As of September 30, 2019, intangible assets consisted of the following:

			Gross
			Carrying	Accumulated	Net Carrying
			Amount	Amortization	Amount
Finite lived intangible assets:
Customer relationships	15 years	14.8 years	$4,270,000	$268,389	$4,001,611
Developed technology	7 years	6.7 years	$3,800,000	561,905	3,238,095
Membership network	7 years	6.7 years	$1,740,000	269,286	1,470,714
Non-compete agreements	2 years	1.7 years	$50,000	27,083	22,917
Total finite lived intangible assets			$9,860,000	$1,126,663	$8,733,337

Indefinite lived intangible assets:
Trademarks and tradenames	Indefinite		$3,140,000	$—	$3,140,000
Total indefinite lived intangible assets			$3,140,000	$—	$3,140,000
Total intangible assets			13,000,000	$1,126,663	$11,873,337

As of December 31, 2018, intangible assets consisted of the following:

			Gross
			Carrying	Accumulated	Net Carrying
			Amount	Amortization	Amount
Finite lived intangible assets:
Customer relationships	15 years	14.8 years	$4,270,000	$61,555	$4,208,445
Developed technology	7 years	6.7 years	$3,800,000	159,524	3,640,476
Membership network	7 years	6.7 years	$1,740,000	82,857	1,657,143
Non-compete agreements	2 years	1.7 years	$50,000	8,333	41,667
Total finite lived intangible assets			$9,860,000	$312,269	$9,547,731

Indefinite lived intangible assets:
Trademarks and tradenames	Indefinite		$3,140,000	$—	$3,140,000
Total indefinite lived intangible assets			$3,140,000	$—	$3,140,000
Total intangible assets			13,000,000	$312,269	$12,687,731

The estimated future amortization of intangibles subject to amortization at September 30, 2019 was as follows:

For the Years Ended December 31,	Amount
2019 (excluding the nine months ended September 30, 2019)	$275,274
2020	1,092,762
2021	1,076,095
2022	1,076,095
2023	1,076,095
Thereafter	4,137,016
$8,733,337

Amortization expense for the three months ended September 30, 2019 and 2018 was $275,274 and $0, respectively. Amortization expense for the nine months ended September 30, 2019 and 2018 was $814,394 and $0, respectively.

Note 8 — Intangible assets, net

As of December 31, 2018, intangible assets consisted of the following:

				For the Years
				Ended December 31,
		Weighted	Gross
	Useful	Average	Carrying	Accumulated	Net
	Life	Remaining Life	Amount	Amortization	Amount
Definite lived intangible assets:
Customer relationships	15 years	14.8 years	$4,270,000	$61,556	$4,208,444
Developed technology	7 years	6.7 years	$3,800,000	159,524	3,640,476
Membership network	7 years	6.7 years	$1,740,000	82,857	1,657,143
Non-compete agreements	2 years	1.7 years	$50,000	8,333	41,667
Total definite lived intangible assets			$9,860,000	$312,270	$9,547,730

Indefinite lived intangible assets:
Trademarks and tradenames	Indefinite		$3,140,000	$—	$3,140,000
Total indefinite lived intangible assets			$3,140,000	$—	$3,140,000
Total intangible assets			13,000,000	$312,270	$12,687,730

Amortization expense for the years ended December 31, 2018 and 2017 was $312,270 and $0, respectively.

The estimated future amortization of intangibles subject to amortization at December 31, 2018 was as follows:

For the Years Ended December 31,	Amount
2019	$1,101,095
2020	1,092,762
2021	1,076,095
2022	1,076,095
2023	1,076,095
Thereafter	4,125,588
9,547,730